Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Environmental Remediation Obligations [Abstract]
Schedule of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2018 and 2017:

Year ended December 31, 2018 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	134	62	196
Interest accretion	5	1	6
Expenditures	(16)	(6)	(22)
Revaluation adjustment	(15)	—	(15)
Environmental liabilities - ending	108	57	165
Less: current portion	(15)	(11)	(26)
	93	46	139

Year ended December 31, 2017 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	143	61	204
Interest accretion	6	2	8
Expenditures	(16)	(8)	(24)
Revaluation adjustment	1	7	8
Environmental liabilities - ending	134	62	196
Less: current portion	(20)	(8)	(28)
	114	54	168

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2018 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	118	58	176
Less: discounting environmental liabilities to present value	(10)	(1)	(11)
Discounted environmental liabilities	108	57	165

December 31, 2017 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	142	64	206
Less: discounting environmental liabilities to present value	(8)	(2)	(10)
Discounted environmental liabilities	134	62	196

Schedule of Estimated Future Environmental Expenditures	At December 31, 2018, the estimated future environmental expenditures were as follows:

(millions of dollars)
2019	26
2020	29
2021	32
2022	31
2023	28
Thereafter	30
176